Investments - Allowance for Expected Credit Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Roll Forward]
Balance at beginning of year	$ 1.3	$ 1.1	$ 2.2
Expected credit losses on securities where credit losses were not previously recognized	7.3	4.1	0.0
Reductions for expected credit losses on securities where credit losses were previously recognized	(2.4)	(3.5)	(1.1)
Securities sold/redeemed/matured	(0.3)	(0.4)	0.0
Balance at end of year	$ 5.9	$ 1.3	$ 1.1